Document and Entity Information	Mar. 12, 2026
Cover [Abstract]
Entity Registrant Name	Seadrill Ltd
Amendment Flag	false
Entity Central Index Key	0001737706
Document Type	8-K
Document Period End Date	Mar. 12, 2026
Entity Incorporation State Country Code	D0
Entity File Number	001-39327
Entity Tax Identification Number	98-1834031
Entity Address, Address Line One	11025 Equity Dr.
Entity Address, Address Line Two	Ste. 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77041
Country Region	+1
City Area Code	(713)
Local Phone Number	329-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.01 per share
Trading Symbol	SDRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false